Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.58%
Communication services: 11.37%
Entertainment: 4.29%
Live Nation Entertainment, Inc.†	241,651	$38,166,359
Netflix, Inc.†	284,402	26,622,871
Roblox Corp. Class A†	381,243	21,067,488
Spotify Technology SA†	15,819	7,063,975
TKO Group Holdings, Inc. Class A	220,403	41,014,794
		133,935,487
Interactive media & services: 7.08%
Alphabet, Inc. Class A	574,519	221,074,911
Consumer discretionary: 13.54%
Automobiles: 1.15%
Ferrari NV	103,072	35,796,906
Broadline retail: 6.30%
Amazon.com, Inc.†	629,784	166,930,547
MercadoLibre, Inc.†	16,605	29,766,621
		196,697,168
Hotels, restaurants & leisure: 3.34%
Cava Group, Inc.†	268,571	25,087,217
DoorDash, Inc. Class A†	224,330	37,833,254
Starbucks Corp.	393,717	41,470,212
		104,390,683
Specialty retail: 1.58%
Carvana Co. Class A†	64,919	25,694,940
O’Reilly Automotive, Inc.†	238,829	23,739,603
		49,434,543
Textiles, apparel & luxury goods: 1.17%
Amer Sports, Inc.†	399,887	14,024,037
Deckers Outdoor Corp.†	220,388	22,523,654
		36,547,691
Consumer staples: 1.57%
Consumer staples distribution & retail: 1.57%
Walmart, Inc.	372,301	49,117,671
Financials: 2.75%
Capital markets: 1.67%
Morgan Stanley	121,573	23,170,598
Robinhood Markets, Inc. Class A†	397,526	28,975,670
		52,146,268
See accompanying notes to portfolio of investments
Allspring Growth Fund | 1

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Financial services: 1.08%
Affirm Holdings, Inc.†	327,144	$21,028,816
Mastercard, Inc. Class A	25,090	12,618,263
		33,647,079
Health care: 10.55%
Biotechnology: 3.14%
argenx SE ADR†	40,141	31,379,022
BridgeBio Pharma, Inc.†	286,074	20,342,722
Insmed, Inc.†	130,140	17,741,986
Natera, Inc.†	138,736	28,601,814
		98,065,544
Health care equipment & supplies: 2.29%
Edwards Lifesciences Corp.†	365,378	30,509,063
Medline, Inc. Class A†	579,107	25,752,888
Penumbra, Inc.†	46,855	15,297,221
		71,559,172
Health care providers & services: 1.35%
Cencora, Inc.	136,115	41,924,781
Pharmaceuticals: 3.77%
AstraZeneca PLC	203,841	38,193,688
Elanco Animal Health, Inc.†	1,085,909	24,291,785
Eli Lilly & Co.	59,077	55,213,364
		117,698,837
Industrials: 18.76%
Aerospace & defense: 5.43%
Axon Enterprise, Inc.†	50,465	20,274,818
Carpenter Technology Corp.	105,626	45,229,053
Curtiss-Wright Corp.	55,697	40,112,980
General Electric Co.	166,941	48,401,204
Kratos Defense & Security Solutions, Inc.†	244,832	15,436,658
		169,454,713
Building products: 2.36%
Armstrong World Industries, Inc.	88,249	15,036,747
Johnson Controls International PLC	400,826	58,532,621
		73,569,368
Commercial services & supplies: 0.76%
Cintas Corp.	136,556	23,857,699
Construction & engineering: 4.78%
Comfort Systems USA, Inc.	29,684	54,625,981
Construction Partners, Inc. Class A†	254,526	31,474,685
Quanta Services, Inc.	86,507	62,957,199
		149,057,865
See accompanying notes to portfolio of investments
2 | Allspring Growth Fund

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Electrical equipment: 1.95%
Vertiv Holdings Co. Class A	185,663	$60,988,439
Ground transportation: 0.84%
XPO, Inc.†	118,430	26,069,996
Machinery: 0.74%
Symbotic, Inc. Class A†	391,649	23,146,456
Professional services: 1.90%
UL Solutions, Inc. Class A	656,333	59,391,573
Information technology: 40.19%
Communications equipment: 1.79%
Arista Networks, Inc.†	322,734	55,739,389
Electronic equipment, instruments & components: 1.54%
Amphenol Corp. Class A	327,213	48,188,658
IT services: 2.51%
Cloudflare, Inc. Class A†	188,137	38,562,441
Shopify, Inc. Class A†	329,418	39,902,402
		78,464,843
Semiconductors & semiconductor equipment: 24.45%
Broadcom, Inc.	461,027	192,446,500
KLA Corp.	30,435	53,271,902
Micron Technology, Inc.	42,405	21,930,170
Monolithic Power Systems, Inc.	31,675	51,136,437
NVIDIA Corp.	1,560,482	311,425,393
STMicroelectronics NV	475,400	26,213,556
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	184,212	72,959,005
Tower Semiconductor Ltd.†	152,895	33,797,440
		763,180,403
Software: 7.94%
AppLovin Corp. Class A†	52,030	23,223,590
Circle Internet Group, Inc. Class A†	139,554	12,682,668
Microsoft Corp.	520,129	212,098,204
		248,004,462
Technology hardware, storage & peripherals: 1.96%
Sandisk Corp.†	28,778	31,555,365
Seagate Technology Holdings PLC	44,031	29,661,043
		61,216,408
Utilities: 0.85%
Independent power and renewable electricity producers: 0.85%
Talen Energy Corp.†	71,160	26,501,407
Total common stocks (Cost $1,798,755,530)		3,108,868,420
See accompanying notes to portfolio of investments
Allspring Growth Fund | 3

Portfolio of investments—April 30, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.36%
Investment companies: 0.36%
Allspring Government Money Market Fund Select Class♠∞		3.60%	11,276,655	$11,276,655
Total short-term investments (Cost $11,276,655)				11,276,655
Total investments in securities (Cost $1,810,032,185)	99.94%			3,120,145,075
Other assets and liabilities, net	0.06			1,916,427
Total net assets	100.00%			$3,122,061,502

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$60,737,496	$881,562,722	$(931,023,563)	$0	$0	$11,276,655	11,276,655	$1,124,853
See accompanying notes to portfolio of investments
4 | Allspring Growth Fund

Notes to portfolio of investments—April 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Growth Fund | 5

Notes to portfolio of investments—April 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$355,010,398	$0	$0	$355,010,398
Consumer discretionary	422,866,991	0	0	422,866,991
Consumer staples	49,117,671	0	0	49,117,671
Financials	85,793,347	0	0	85,793,347
Health care	329,248,334	0	0	329,248,334
Industrials	585,536,109	0	0	585,536,109
Information technology	1,254,794,163	0	0	1,254,794,163
Utilities	26,501,407	0	0	26,501,407
Short-term investments
Investment companies	11,276,655	0	0	11,276,655
Total assets	$3,120,145,075	$0	$0	$3,120,145,075
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Growth Fund